Loans and borrowings - Terms and conditions of Copper Purchase Agreement (Details) - USD ($) $ in Thousands	Jun. 16, 2023	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Loans and borrowings
Financial liability		$ 809,219	$ 290,151	$ 262,574
Fair value of compound embedded derivative		9,219
Copper Purchase Agreement
Loans and borrowings
Available Copper Deposit	$ 75,000
Produced copper payable (as a percent)	96.20%
Deliveries made towards the Copper Stream		0
Copper Cash Price receivable for one tonne of refined copper delivered (as a percent)	4.00%
Threshold amount of Copper Deposit up to which the difference between the Copper Market Price and the Copper Cash Price will be credited	$ 0
Financial liability	79,430
Fair value of compound embedded derivative	$ 4,430	$ 5,479
Effective interest rate (as a percent)	13.12%